Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans (Textual) [Abstract]
Employer contribution	$ 766,000	$ 1,005,000
Return on pension plan assets	7.00%
Employee Benefit Plans (Additional Textual) [Abstract]
Amortized from accumulated other comprehensive income	79,000
Net accumulated actuarial net loss	(458,000)	2,240,000
Past annual returns	11.40%	0.10%	12.40%	22.00%	(32.60%)
Expected Expense to incur	1,144,000	1,224,000
Percentage of equity securities in long-term investment target mix	70.00%
Percentage of fixed income in long-term investment target mix	30.00%
Low-cost equity index funds	37.00%	37.00%
Profit-sharing plan [Member]
Employee Benefit Plans (Textual) [Abstract]
Eligible employee contributions	3.00%
Defined benefit plan contributions by employer percent	6.00%
Pension plans, defined benefit [Member]
Employee Benefit Plans (Textual) [Abstract]
Employer contribution	766,000	238,000
Minimum required contribution	$ 665,000
Return on pension plan assets	7.00%	7.00%	7.00%